Schedule of Segment Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 1,379,000	$ 7,439,000	$ 7,361,000	$ 21,564,000	$ 34,161,000	$ 75,496,000
North America [Member]
Total revenue	1,379,000	7,211,000	4,672,000	20,851,000	24,001,000	54,427,000
UNITED KINGDOM
Total revenue		47,000	2,689,000	245,000	1,058,000	4,128,000
Other Foreign Markets [Member]
Total revenue		181,000		468,000	9,102,000	16,941,000
Seminars [Member]
Total revenue	1,272,000	6,971,000	5,180,000	18,610,000	27,773,000	43,622,000
Seminars [Member] | North America [Member]
Total revenue	1,272,000	6,783,000	4,300,000	17,940,000	18,117,000	32,714,000
Seminars [Member] | UNITED KINGDOM
Total revenue		47,000	880,000	245,000	1,058,000	2,562,000
Seminars [Member] | Other Foreign Markets [Member]
Total revenue		141,000		425,000	8,598,000	8,346,000
Product [Member]
Total revenue	107,000	70,000	198,000	464,000
Product [Member] | North America [Member]
Total revenue	107,000	70,000	198,000	464,000
Product [Member] | UNITED KINGDOM
Total revenue
Product [Member] | Other Foreign Markets [Member]
Total revenue
Coaching And Mentoring [Member]
Total revenue		10,000		1,053,000
Coaching And Mentoring [Member] | North America [Member]
Total revenue		7,000		1,050,000
Coaching And Mentoring [Member] | UNITED KINGDOM
Total revenue
Coaching And Mentoring [Member] | Other Foreign Markets [Member]
Total revenue		3,000		3,000
Online And Subscription [Member]
Total revenue		388,000	11,000	1,321,000	4,056,000	2,427,000
Online And Subscription [Member] | North America [Member]
Total revenue		351,000	11,000	1,281,000	3,945,000	2,070,000
Online And Subscription [Member] | UNITED KINGDOM
Total revenue						6,000
Online And Subscription [Member] | Other Foreign Markets [Member]
Total revenue		37,000		40,000	111,000	351,000
Other [Member]
Total revenue			1,972,000	116,000	453,000	4,958,000
Other [Member] | North America [Member]
Total revenue			163,000	116,000	453,000	4,675,000
Other [Member] | UNITED KINGDOM
Total revenue			1,809,000			281,000
Other [Member] | Other Foreign Markets [Member]
Total revenue						2,000
Products [Member]
Total revenue					427,000	14,322,000
Products [Member] | North America [Member]
Total revenue					427,000	9,404,000
Products [Member] | UNITED KINGDOM
Total revenue						1,141,000
Products [Member] | Other Foreign Markets [Member]
Total revenue						3,777,000
Coaching And Mentor [Member]
Total revenue					1,452,000	10,167,000
Coaching And Mentor [Member] | North America [Member]
Total revenue					1,059,000	5,564,000
Coaching And Mentor [Member] | UNITED KINGDOM
Total revenue						138,000
Coaching And Mentor [Member] | Other Foreign Markets [Member]
Total revenue					$ 393,000	$ 4,465,000